Commitments and contingencies (Narrative) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Litigation [Line Items]
Outstanding capital commitments	¥ 915,780
Infringement Claim Intellectual Property [Member]
Litigation [Line Items]
Loss Contingency, Damages Sought, Value		¥ 20,000
Unfair Competition Broadcasters Recruitment [Member]
Litigation [Line Items]
Loss Contingency, Damages Sought, Value	¥ 120,000